united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

            Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

           225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

            The Corporation Trust Company

            1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2022

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income Fund Class A	(0.43)%	(12.75)%	0.33%	1.48%
Ladenburg Income Fund Class A with load of 5.00%	(5.43)%	(17.08)%	(0.69)%	0.77%
Ladenburg Income Fund Class C	(0.82)%	(13.44)%	(0.41)%	0.79%
Ladenburg Income Fund Class I	(0.31)%	(12.62)%	0.50%	1.61%
S&P 500 Total Return Index ***	2.31%	(18.11)%	9.42%	12.18%
Barclays US Gov’t/Credit Bond Index ****	(6.66)%	(17.76)%	(0.78)%	0.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.87%, 2.62% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2022	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	68.6%
Exchange-Traded Funds - Equity Funds	23.6%
Open End Fund - Alternative	7.4%
Short-Term Investment	0.4%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income & Growth Fund Class A	0.47%	(14.68)%	1.70%	2.89%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(4.53)%	(18.93)%	0.67%	2.17%
Ladenburg Income & Growth Fund Class C	0.11%	(15.57)%	0.86%	2.16%
Ladenburg Income & Growth Fund Class I	0.51%	(14.52)%	1.89%	3.13%
S&P 500 Total Return Index ***	2.31%	(18.11)%	9.42%	12.18%
Barclays US Gov’t/Credit Bond Index ****	(6.66)%	(17.76)%	(0.78)%	0.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.28%, 2.02% and 1.03% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2022	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	48.1%
Exchange-Traded Funds - Equity Funds	40.6%
Open End Fund - Alternative	9.2%
Short-Term Investment	1.9%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth & Income Fund Class A	1.34%	(16.32)%	2.93%	4.41%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(3.74)%	(20.52)%	1.88%	3.68%
Ladenburg Growth & Income Fund Class C	0.86%	(17.03)%	2.12%	3.63%
Ladenburg Growth & Income Fund Class I	1.44%	(16.12)%	3.17%	4.60%
S&P 500 Total Return Index ***	2.31%	(18.11)%	9.42%	12.18%
Barclays US Gov’t/Credit Bond Index ****	(6.66)%	(17.76)%	(0.78)%	0.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.14%, 1.89% and 0.89% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	58.2%
Exchange-Traded Funds - Fixed Income Funds	30.0%
Open End Fund - Alternative	10.2%
Short-Term Investment	1.7%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth Fund Class A	2.14%	(18.06)%	4.05%	5.62%
Ladenburg Growth Fund Class A with load of 5.00%	(2.97)%	(22.17)%	2.99%	4.88%
Ladenburg Growth Fund Class C	1.72%	(18.63)%	3.27%	4.84%
Ladenburg Growth Fund Class I	2.26%	(17.87)%	4.27%	5.79%
S&P 500 Total Return Index ***	2.31%	(18.11)%	9.42%	12.18%
Barclays US Gov’t/Credit Bond Index ****	(6.66)%	(17.76)%	(0.78)%	0.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.14%, 1.89% and 0.89% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	77.9%
Exchange-Traded Funds - Fixed Income Funds	10.4%
Open End Fund - Alternative	10.0%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Aggressive Growth Fund Class A	2.51%	(19.09)%	4.77%	6.95%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(2.62)%	(23.15)%	3.70%	6.21%
Ladenburg Aggressive Growth Fund Class C	2.18%	(19.64)%	4.00%	6.02%
Ladenburg Aggressive Growth Fund Class I	2.65%	(18.90)%	4.97%	6.92%
S&P 500 Total Return Index ***	2.31%	(18.11)%	9.42%	12.18%
Barclays US Gov’t/Credit Bond Index ****	(6.66)%	(17.76)%	(0.78)%	0.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.24%, 1.99% and 0.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2022	% of Net Assets
Exchange-Traded Funds - Equity Funds	84.0%
Open End Fund - Alternative	7.9%
Short-Term Investment	4.3%
Exchange-Traded Funds - Fixed Income Fund	3.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.2%
	EQUITY - 23.6%
11,403	Schwab U.S. Large-Cap Growth ETF	$633,551
15,455	Schwab U.S. Large-Cap Value ETF	1,020,338
5,490	Schwab US Small-Cap ETF	222,400
1,243	Vanguard Mid-Cap Growth ETF	223,442
3,304	Vanguard Mid-Cap Value ETF	446,833
		2,546,564
	FIXED INCOME - 68.6%
14,809	Invesco Variable Rate Preferred ETF	331,574
19,884	iShares Trust iShares 1-5 Year Investment Grade	990,621
21,043	SPDR Blackstone Senior Loan ETF	860,659
67,803	SPDR Doubleline Total Return Tactical ETF	2,714,832
26,596	Vanguard Intermediate-Term Bond ETF	1,976,615
7,280	Vanguard Short-Term Bond ETF	548,039
		7,422,340

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,970,366)	9,968,904

	OPEN END FUND — 7.4%
	ALTERNATIVE - 7.4%
32,322	JPMorgan Hedged Equity Fund, Class I	794,140

	TOTAL OPEN END FUND (Cost $744,566)	794,140

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
41,807	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $41,807)(a)	41,807

	TOTAL INVESTMENTS - 100.0% (Cost $11,756,739)	$10,804,851
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(1,458)
	NET ASSETS - 100.0%	$10,803,393

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a) - Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 40.6%
118,039	Schwab U.S. Large-Cap Growth ETF	$6,558,247
129,692	Schwab U.S. Large-Cap Value ETF	8,562,265
27,550	Schwab US Small-Cap ETF	1,116,051
12,406	Vanguard Mid-Cap Growth ETF	2,230,103
37,387	Vanguard Mid-Cap Value ETF	5,056,218
		23,522,884
	FIXED INCOME - 48.1%
78,805	Invesco Variable Rate Preferred ETF	1,764,444
35,281	iShares Trust iShares 1-5 Year Investment Grade	1,757,699
112,819	SPDR Blackstone Senior Loan ETF	4,614,297
246,486	SPDR Doubleline Total Return Tactical ETF	9,869,300
85,848	Vanguard Intermediate-Term Bond ETF	6,380,223
46,691	Vanguard Short-Term Bond ETF	3,514,898
		27,900,861

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,121,639)	51,423,745

	OPEN END FUND — 9.2%
	ALTERNATIVE - 9.2%
218,122	JPMorgan Hedged Equity Fund, Class I	5,359,259

	TOTAL OPEN END FUND (Cost $4,926,602)	5,359,259

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
1,097,015	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $1,097,015)(a)	1,097,015

	TOTAL INVESTMENTS - 99.8% (Cost $58,145,256)	$57,880,019
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	92,509
	NET ASSETS - 100.0%	$57,972,528

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a) - Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.2%
453,631	Schwab U.S. Large-Cap Growth ETF	$25,203,738
474,478	Schwab U.S. Large-Cap Value ETF	31,325,038
141,229	Schwab US Small-Cap ETF	5,721,187
39,941	Vanguard Mid-Cap Growth ETF	7,179,794
119,210	Vanguard Mid-Cap Value ETF	16,121,960
		85,551,717
	FIXED INCOME - 30.0%
199,052	Invesco Variable Rate Preferred ETF	4,456,774
319,776	SPDR Blackstone Senior Loan ETF	13,078,838
220,432	SPDR Doubleline Total Return Tactical ETF	8,826,097
98,712	Vanguard Intermediate-Term Bond ETF	7,336,276
137,109	Vanguard Short-Term Bond ETF	10,321,567
		44,019,552

	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,562,800)	129,571,269

	OPEN END FUND — 10.2%
	ALTERNATIVE - 10.2%
609,957	JPMorgan Hedged Equity Fund, Class I	14,986,647

	TOTAL OPEN END FUND (Cost $14,178,129)	14,986,647

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
2,462,251	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $2,462,251)(a)	2,462,251

	TOTAL INVESTMENTS - 100.1% (Cost $138,203,180)	$147,020,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(136,255)
	NET ASSETS - 100.0%	$146,883,912

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a) - Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.3%
	EQUITY - 77.9%
371,557	Schwab U.S. Large-Cap Growth ETF	$20,643,707
393,212	Schwab U.S. Large-Cap Value ETF	25,959,857
157,869	Schwab US Small-Cap ETF	6,395,273
47,246	Vanguard Mid-Cap Growth ETF	8,492,941
91,950	Vanguard Mid-Cap Value ETF	12,435,318
		73,927,096
	FIXED INCOME - 10.4%
152,428	SPDR Blackstone Senior Loan ETF	6,234,305
48,968	Vanguard Short-Term Bond ETF	3,686,311
		9,920,616

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,952,542)	83,847,712

	OPEN END FUND — 10.0%
	ALTERNATIVE - 10.0%
387,945	JPMorgan Hedged Equity Fund, Class I	9,531,803

	TOTAL OPEN END FUND (Cost $9,124,232)	9,531,803

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
1,746,757	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $1,746,757)(a)	1,746,757

	TOTAL INVESTMENTS - 100.1% (Cost $85,823,531)	$95,126,272
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(88,173)
	NET ASSETS - 100.0%	$95,038,099

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a) - Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 87.8%
	EQUITY - 84.0%
164,429	Schwab U.S. Large-Cap Growth ETF	$9,135,675
170,947	Schwab U.S. Large-Cap Value ETF	11,285,922
101,545	Schwab US Small-Cap ETF	4,113,588
24,805	Vanguard Mid-Cap Growth ETF	4,458,947
42,464	Vanguard Mid-Cap Value ETF	5,742,831
		34,736,963
	FIXED INCOME - 3.8%
38,577	SPDR Blackstone Senior Loan ETF	1,577,799

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,628,007)	36,314,762

	OPEN END FUND — 7.9%
	ALTERNATIVE - 7.9%
133,804	JPMorgan Hedged Equity Fund, Class I	3,287,567

	TOTAL OPEN END FUND (Cost $3,135,199)	3,287,567

	SHORT-TERM INVESTMENT — 4.3%
	MONEY MARKET FUND - 4.3%
1,765,920	First American Government Obligations Fund Class X, Class X, 4.08% (Cost $1,765,920)(a)	1,765,920

	TOTAL INVESTMENTS - 100.0% (Cost $37,529,126)	$41,368,249
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	964
	NET ASSETS - 100.0%	$41,369,213

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a) - Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2022

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$11,756,739	$58,145,256	$138,203,180	$85,823,531	$37,529,126
Investments in Securities at Value	$10,804,851	$57,880,019	$147,020,167	$95,126,272	$41,368,249
Due from Advisor	11,355	—	—	—	—
Receivable for Fund Shares Sold	—	131,347	9,107	20,447	13,414
Dividends and Interest Receivable	224	3,088	7,372	5,404	4,570
Prepaid Expenses and Other Assets	9,879	15,998	24,551	27,999	23,114
Total Assets	10,826,309	58,030,452	147,061,197	95,180,122	41,409,347

Liabilities:
Redemptions Payable	—	693	10,045	49,602	—
Payable to Related Parties	4,743	8,379	34,523	8,104	7,055
Accrued Advisory Fees	—	24,040	72,317	40,947	14,754
Accrued Distribution Fees	3,901	3,387	13,205	4,632	4,364
Accrued Expenses and Other Liabilities	14,272	21,425	47,195	38,738	13,961
Total Liabilities	22,916	57,924	177,285	142,023	40,134

Net Assets	$10,803,393	$57,972,528	$146,883,912	$95,038,099	$41,369,213

Composition of Net Assets:
At December 31, 2022, Net Assets consisted of:
Paid-in-Capital	$11,853,443	$58,272,726	$138,127,892	$85,764,481	$37,710,806
Accumulated Earnings (Losses)	(1,050,050)	(300,198)	8,756,020	9,273,618	3,658,407
Net Assets	$10,803,393	$57,972,528	$146,883,912	$95,038,099	$41,369,213

Class A Net Assets	$422,290	$1,131,654	$1,173,273	$658,292	$258,596
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	43,641	101,854	95,709	47,494	17,098
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$9.68	$11.11	$12.26	$13.86	$15.12
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.19	$11.69	$12.91	$14.59	$15.92

Class C Net Assets	$15,340	$88,651	$14,736	$43,662	$237,135
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,605	8,141	1,238	3,205	16,325
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.56	10.89	$11.90	$13.62	$14.53

Class I Net Assets	$10,365,763	$56,752,223	$145,695,903	$94,336,145	$40,873,482
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,076,828	5,088,838	11,837,647	6,837,083	2,751,501
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.63	$11.15	$12.31	$13.80	$14.85

(a)	On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2022

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$202,375	$897,722	$1,934,139	$1,001,944	$383,769
Interest Income	1,488	15,376	25,177	15,913	16,364
Total Investment Income	203,863	913,098	1,959,316	1,017,857	400,133

Expenses:
Investment Advisory Fees	28,445	144,453	374,746	248,018	104,524
Distribution Fees - Class A	509	1,396	1,492	848	325
Distribution Fees - Class C	78	239	73	224	1,103
Registration & Filing Fees	10,914	14,087	19,156	18,597	15,013
Administration Fees	9,555	23,394	52,197	36,187	18,339
Trustees’ Fees	7,930	7,930	7,930	7,930	7,930
Audit Fees	7,691	7,681	7,691	7,691	7,691
Third Party Administrative Services Fees	6,310	27,539	81,382	53,960	19,739
Legal Fees	3,437	4,240	7,212	5,433	3,919
Chief Compliance Officer Fees	2,911	4,476	7,760	5,950	3,894
Custody Fees	2,521	2,880	8,171	5,459	2,521
Transfer Agent Fees	1,874	8,022	21,235	14,050	5,564
Insurance Expense	1,378	1,783	2,733	2,254	1,504
Printing Expense	1,017	3,500	8,102	5,421	2,851
Miscellaneous Expenses	1,487	1,855	2,358	2,022	1,743
Total Expenses	86,057	253,475	602,238	414,044	196,660
Less: Expenses Waived/Reimbursed by the Advisor	(37,346)	(6,804)	(308)	(296)	(17,740)
Net Expenses	48,711	246,671	601,930	413,748	178,920
Net Investment Income	155,152	666,427	1,357,386	604,109	221,213

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	9,003	268	1,294,072	847,929	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(209,956)	(403,362)	(440,088)	512,363	730,814
Net Realized and Unrealized Gain (Loss) on Investments	(200,953)	(403,094)	853,984	1,360,292	730,814

Net Increase (Decrease) in Net Assets Resulting From Operations	$(45,801)	$263,333	$2,211,370	$1,964,401	$952,027

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$155,152	$172,916
Net Realized Gain on Investments	9,003	96,037
Capital Gain Distributions from Other Investment Companies	—	33,876
Net Change in Unrealized Depreciation on Investments	(209,956)	(1,855,592)
Net Decrease in Net Assets Resulting From Operations	(45,801)	(1,552,763)

Distributions to Shareholders From:
Accumulated Earnings
Class A	(5,416)	(21,104)
Class C	(144)	(1,818)
Class I	(152,727)	(780,529)
Net Decrease in Net Assets from Distributions to Shareholders	(158,287)	(803,451)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	226,301	18,322
Distributions Reinvested	4,703	19,243
Payment for Shares Redeemed	(120,705)	(40,099)
Class C
Distributions Reinvested	144	894
Payment for Shares Redeemed	—	(17,157)
Class I
Proceeds from Shares Issued	529,919	2,878,447
Distributions Reinvested	129,485	670,422
Payment for Shares Redeemed	(1,479,966)	(4,047,155)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(710,119)	(517,083)

Total Decrease in Net Assets	(914,207)	(2,873,297)

Net Assets:
Beginning of Period	11,717,600	14,590,897
End of Period	$10,803,393	$11,717,600

Share Activity
Class A
Shares Sold	22,409	1,559
Shares Reinvested	483	1,712
Shares Redeemed	(12,105)	(3,557)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	10,787	(286)

Class C
Shares Reinvested	15	81
Shares Redeemed	—	(1,619)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	15	(1,538)

Class I
Shares Sold	54,038	254,708
Shares Reinvested	13,346	59,927
Shares Redeemed	(151,274)	(360,804)
Net Decrease in Shares of Beneficial Interest Outstanding	(83,890)	(46,169)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$666,427	$655,474
Net Realized Gain on Investments	268	518,645
Capital Gain Distributions from Other Investment Companies	—	98,714
Net Change in Unrealized Depreciation on Investments	(403,362)	(9,210,843)
Net Increase (Decrease) in Net Assets Resulting From Operations	263,333	(7,938,010)

Distributions to Shareholders From:
Accumulated Earnings
Class A	(22,140)	(18,786)
Class C	(1,307)	(220)
Class I	(1,184,408)	(1,202,211)
Net Decrease in Net Assets from Distributions to Shareholders	(1,207,855)	(1,221,217)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	45,161	521,885
Distributions Reinvested	21,336	15,635
Payment for Shares Redeemed	(5,169)	(358,431)
Class C
Proceeds from Shares Issued	87,500	—
Distributions Reinvested	1,307	220
Payment for Shares Redeemed	—	(18,312)
Class I
Proceeds from Shares Issued	6,728,031	11,466,531
Distributions Reinvested	1,077,516	1,081,509
Payment for Shares Redeemed	(4,861,709)	(11,783,876)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	3,093,973	925,161

Total Increase (Decrease) in Net Assets	2,149,451	(8,234,066)

Net Assets:
Beginning of Period	55,823,077	64,057,143
End of Period	$57,972,528	$55,823,077

Share Activity
Class A
Shares Sold	3,912	42,121
Shares Reinvested	1,912	1,210
Shares Redeemed	(449)	(29,726)
Net Increase in Shares of Beneficial Interest Outstanding	5,375	13,605

Class C
Shares Sold	8,020	—
Shares Reinvested	120	17
Shares Redeemed	—	(1,395)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	8,140	(1,378)

Class I
Shares Sold	586,818	896,776
Shares Reinvested	96,128	82,882
Shares Redeemed	(426,697)	(929,075)
Net Increase in Shares of Beneficial Interest Outstanding	256,249	50,583

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$1,357,386	$1,412,216
Net Realized Gain on Investments	1,294,072	354,681
Capital Gain Distributions from Other Investment Companies	—	177,015
Net Change in Unrealized Depreciation on Investments	(440,088)	(26,748,066)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,211,370	(24,804,154)

Distributions to Shareholders From:
Accumulated Earnings
Class A	(22,130)	(55,997)
Class C	(246)	(1,297)
Class I	(2,881,578)	(5,634,517)
Net Decrease in Net Assets from Distributions to Shareholders	(2,903,954)	(5,691,811)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	62,413	78,243
Distributions Reinvested	21,139	53,354
Payment for Shares Redeemed	(34,917)	(753,170)
Class C
Proceeds from Shares Issued	1,200	2,400
Distributions Reinvested	245	1,295
Payment for Shares Redeemed	—	(35,403)
Class I
Proceeds from Shares Issued	19,212,246	36,160,723
Distributions Reinvested	2,490,229	4,871,254
Payment for Shares Redeemed	(25,354,239)	(35,829,303)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(3,601,684)	4,549,393

Total Decrease in Net Assets	(4,294,268)	(25,946,572)

Net Assets:
Beginning of Period	151,178,180	177,124,752
End of Period	$146,883,912	$151,178,180

Share Activity
Class A
Shares Sold	4,809	5,381
Shares Reinvested	1,726	3,591
Shares Redeemed	(2,797)	(56,464)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,738	(47,492)

Class C
Shares Sold	98	170
Shares Reinvested	21	89
Shares Redeemed	—	(2,577)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	119	(2,318)

Class I
Shares Sold	1,521,425	2,493,611
Shares Reinvested	202,297	328,490
Shares Redeemed	(2,003,407)	(2,531,860)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(279,685)	290,241

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$604,109	$611,046
Net Realized Gain on Investments	847,929	613,498
Capital Gain Distributions from Other Investment Companies	—	19,031
Net Change in Unrealized Appreciation (Depreciation) on Investments	512,363	(19,591,589)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,964,401	(18,348,014)

Distributions to Shareholders From:
Accumulated Earnings
Class A	(4,849)	(14,523)
Class C	(132)	(1,053)
Class I	(934,342)	(2,858,589)
Net Decrease in Net Assets from Distributions to Shareholders	(939,323)	(2,874,165)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	58,508	186,767
Distributions Reinvested	4,802	14,143
Payments for Shares Redeemed	(53,167)	(52,084)
Class C
Proceeds from Shares Issued	—	0
Distributions Reinvested	63	769
Payments for Shares Redeemed	(140)	(62,021)
Class I
Proceeds from Shares Issued	8,624,842	28,496,614
Distributions Reinvested	858,962	2,630,842
Payments for Shares Redeemed	(13,404,734)	(23,187,918)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	(3,910,864)	8,027,112

Total Decrease in Net Assets	(2,885,786)	(13,195,067)

Net Assets:
Beginning of Period	97,923,885	111,118,952
End of Period	$95,038,099	$97,923,885

Share Activity
Class A
Shares Sold	3,977	12,372
Shares Reinvested	346	827
Shares Redeemed	(3,786)	(3,478)
Net Increase in Shares of Beneficial Interest Outstanding	537	9,721

Class C
Shares Reinvested	5	46
Shares Redeemed	(11)	(3,726)
Net Decrease in Shares of Beneficial Interest Outstanding	(6)	(3,680)

Class I
Shares Sold	603,176	1,770,117
Shares Reinvested	62,244	154,392
Shares Redeemed	(962,108)	(1,459,222)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(296,688)	465,287

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022
	(Unaudited)
Operations:
Net Investment Income	$221,213	$179,935
Net Realized Gain (Loss) on Investments	—	(145,800)
Net Change in Unrealized Appreciation (Depreciation) on Investments	730,814	(8,186,791)
Net Increase (Decrease) in Net Assets Resulting From Operations	952,027	(8,152,656)

Distributions to Shareholders From:
Accumulated Earnings
Class A	(889)	(1,347)
Class C	—	(2,440)
Class I	(235,083)	(525,784)
Net Decrease in Net Assets from Distributions to Shareholders	(235,972)	(529,571)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	31,040	178,393
Distributions Reinvested	870	1,337
Payment for Shares Redeemed	(22,201)	(26,932)
Class C
Proceeds from Shares Issued	80,000	—
Distributions Reinvested	—	2,440
Payment for Shares Redeemed	—	(80,000)
Class I
Proceeds from Shares Issued	4,907,808	13,233,613
Distributions Reinvested	215,862	486,317
Payment for Shares Redeemed	(4,099,256)	(7,988,855)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	1,114,123	5,806,313

Total Increase (Decrease) in Net Assets	1,830,178	(2,875,914)

Net Assets:
Beginning of Period	39,539,035	42,414,949
End of Period	$41,369,213	$39,539,035

Share Activity
Class A
Shares Sold	2,011	10,275
Shares Reinvested	58	71
Shares Redeemed	(1,454)	(1,526)
Net Increase in Shares of Beneficial Interest Outstanding	615	8,820

Class C
Shares Sold	5,057	—
Shares Reinvested	—	134
Shares Redeemed	—	(5,662)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,057	(5,528)

Class I
Shares Sold	320,885	770,529
Shares Reinvested	14,526	26,259
Shares Redeemed	(271,941)	(473,810)
Net Increase in Shares of Beneficial Interest Outstanding	63,470	322,978

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85		$11.78	$10.99	$10.90	$10.53	$10.59
Gain (Loss) From Operations:
Net investment income (a)	0.13		0.13	0.11	0.18	0.17	0.17
Net gain (loss) from securities (both realized and unrealized)	(0.17)		(1.41)	0.79	0.11	0.38	(0.01)
Total from operations	(0.04)		(1.28)	0.90	0.29	0.55	0.16
Distributions to shareholders from:
Net investment income	(0.13)		(0.12)	(0.11)	(0.18)	(0.17)	(0.19)
Realized gains	—		(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—		—	—	(0.02)	—	—
Total distributions	(0.13)		(0.65)	(0.11)	(0.20)	(0.18)	(0.22)
Net Asset Value, End of Period	$9.68		$9.85	$11.78	$10.99	$10.90	$10.53
Total Return (b)	(0.43)%		(11.52)%	8.24%	2.68%	5.31%	1.46%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$422		$324	$390	$491	$845	$1,024
Ratio of expenses to average net assets,
before reimbursement (c)	1.75	% (e)	1.65%	1.60%	1.65%	1.95%	2.26%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.53	% (e)	1.13%	0.97%	1.68%	1.66%	1.63%
Portfolio turnover rate	0.00	% (f)	24.84%	29.04%	20.91%	34.73%	27.38%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.73		$11.67	$10.90	$10.83	$10.46	$10.54
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.04	0.02	0.10	0.11	0.10
Net gain (loss) from securities (both realized and unrealized)	(0.17)		(1.39)	0.79	0.11	0.35	(0.02)
Total from operations	(0.08)		(1.35)	0.81	0.21	0.46	0.08
Distributions to shareholders from:
Net investment income	(0.09)		(0.06)	(0.04)	(0.13)	(0.08)	(0.13)
Realized gains	—		(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—		—	—	(0.01)	—	—
Total distributions	(0.09)		(0.59)	(0.04)	(0.14)	(0.09)	(0.16)
Net Asset Value, End of Period	$9.56		$9.73	$11.67	$10.90	$10.83	$10.46
Total Return (b)	(0.82)%		(12.19)%	7.46%	1.95%	4.51%	0.74%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15		$15	$37	$34	$34	$273
Ratio of expenses to average net assets,
before reimbursement (c)	2.50	% (e)	2.40%	2.36%	2.39%	2.75%	3.01%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.85	% (e)	0.32%	0.18%	0.92%	1.05%	0.93%
Portfolio turnover rate	0.00	% (f)	24.84%	29.04%	20.91%	34.73%	27.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$9.80		$11.74	$10.96	$10.88	$10.51	$10.57
Gain (Loss) From Operations:
Net investment income (a)	0.14		0.14	0.13	0.20	0.19	0.20
Net gain (loss) from securities (both realized and unrealized)	(0.17)		(1.41)	0.79	0.11	0.38	(0.02)
Total from operations	(0.03)		(1.27)	0.92	0.31	0.57	0.18
Distributions to shareholders from:
Net investment income	(0.14)		(0.14)	(0.14)	(0.20)	(0.19)	(0.21)
Realized gains	—		(0.53)	—	—	(0.01)	(0.03)
Return of Capital	—		—	—	(0.03)	—	—
Total distributions	(0.14)		(0.67)	(0.14)	(0.23)	(0.20)	(0.24)
Net Asset Value, End of Period	$9.63		$9.80	$11.74	$10.96	$10.88	$10.51
Total Return (b)	(0.31)%		(11.46)%	8.45%	2.83%	5.59%	1.67%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,366		$11,379	$14,164	$14,051	$9,643	$6,285
Ratio of expenses to average net assets,
before reimbursement (c)	1.50	% (e)	1.40%	1.35%	1.40%	1.67%	2.01%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	2.74	% (e)	1.29%	1.10%	1.83%	1.85%	1.91%
Portfolio turnover rate	0.00	% (f)	24.84%	29.04%	20.91%	34.73%	27.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.28		$13.10	$11.36	$11.32	$10.91	$10.74
Gain (Loss) From Operations:
Net investment income (a)	0.12		0.11	0.10	0.16	0.16	0.16
Net gain (loss) from securities (both realized and unrealized)	(0.07)		(1.70)	1.74	0.08	0.40	0.24
Total from operations	0.05		(1.59)	1.84	0.24	0.56	0.40
Distributions to shareholders from:
Net investment income	(0.12)		(0.11)	(0.10)	(0.18)	(0.15)	(0.17)
Realized gains	(0.10)		(0.12)	—	—	—	(0.06)
Return of Capital	—		—	—	(0.02)	—	—
Total distributions	(0.22)		(0.23)	(0.10)	(0.20)	(0.15)	(0.23)
Net Asset Value, End of Period	$11.11		$11.28	$13.10	$11.36	$11.32	$10.91
Total Return (b)	0.47%		(12.42)%	16.21%	2.10%	5.20%	3.68%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,132		$1,088	$1,086	$1,297	$1,546	$1,478
Ratio of expenses to average net assets,
before reimbursement (c)	1.12	% (f)	1.10%	1.11%	1.18%	1.32%	1.46%
net of reimbursement (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.16	% (f)	0.89%	0.78%	1.41%	1.44%	1.50%
Portfolio turnover rate	0.00	% (g)	23.04%	16.60%	9.35%	24.47%	23.87%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.04		$12.91	$11.24	$11.23	$10.85	$10.71
Gain (Loss) From Operations:
Net investment income (a)	0.11		— (f)	— (f)	0.07	0.04	0.10
Net gain (loss) from securities (both realized and unrealized)	(0.10)		(1.71)	1.73	0.08	0.42	0.22
Total from operations	0.01		(1.71)	1.73	0.15	0.46	0.32
Distributions to shareholders from:
Net investment income	(0.06)		(0.04)	(0.06)	(0.13)	(0.08)	(0.12)
Realized gains	(0.10)		(0.12)	—	—	—	(0.06)
Return of Capital	—		—	—	(0.01)	—	—
Total distributions	(0.16)		(0.16)	(0.06)	(0.14)	(0.08)	(0.18)
Net Asset Value, End of Period	$10.89		$11.04	$12.91	$11.24	$11.23	$10.85
Total Return (b)	0.11%		(13.44)%	15.40%	1.36%	4.30%	2.91%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$89		$0 (e)	$18	$15	$15	$61
Ratio of expenses to average net assets,
before reimbursement (c)	1.86	% (f)	1.84%	1.87%	1.93%	2.07%	2.21%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	2.06	% (f)	0.01%	0.02%	0.67%	0.41%	0.87%
Portfolio turnover rate	0.00	% (g)	23.04%	16.60%	9.35%	24.47%	23.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.33		$13.16	$11.42	$11.38	$10.97	$10.79
Gain (Loss) From Operations:
Net investment income (a)	0.13		0.13	0.11	0.18	0.19	0.20
Net gain (loss) from securities (both realized and unrealized)	(0.07)		(1.71)	1.75	0.08	0.39	0.23
Total from operations	0.06		(1.58)	1.86	0.26	0.58	0.43
Distributions to shareholders from:
Net investment income	(0.14)		(0.13)	(0.12)	(0.19)	(0.17)	(0.19)
Realized gains	(0.10)		(0.12)	—	—	—	(0.06)
Return of Capital	—		—	—	(0.03)	—	—
Total distributions	(0.24)		(0.25)	(0.12)	(0.22)	(0.17)	(0.25)
Net Asset Value, End of Period	$11.15		$11.33	$13.16	$11.42	$11.38	$10.97
Total Return (b)	0.51%		(12.26)%	16.39%	2.29%	5.42%	3.97	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$56,752		$54,735	$62,953	$49,062	$33,885	$24,229
Ratio of expenses to average net assets,
before reimbursement (c)	0.87	% (f)	0.84%	0.87%	0.93%	1.07%	1.22%
net of reimbursement (c)	0.86	% (f)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	2.31	% (f)	1.04%	0.92%	1.59%	1.69%	1.80%
Portfolio turnover rate	0.00	% (g)	23.04%	16.60%	9.35%	24.47%	23.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.33		$14.75	$12.00	$11.85	$11.51	$11.06
Gain (Loss) From Operations:
Net investment income (a)	0.10		0.07	0.07	0.13	0.14	0.16
Net gain (loss) from securities (both realized and unrealized)	0.06		(2.06)	2.77	0.18	0.39	0.55
Total from operations	0.16		(1.99)	2.84	0.31	0.53	0.71
Distributions to shareholders from:
Net investment income	(0.10)		(0.08)	(0.09)	(0.16)	(0.12)	(0.20)
Realized gains	(0.13)		(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.23)		(0.43)	(0.09)	(0.16)	(0.19)	(0.26)
Net Asset Value, End of Period	$12.26		$12.33	$14.75	$12.00	$11.85	$11.51
Total Return (b)	1.34%		(13.95)%	23.78%	2.62%	4.77%	6.39%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,173		$1,134	$2,057	$2,363	$1,751	$1,385
Ratio of expenses to average net assets,
before reimbursement (c)	1.05	% (f)	1.01%	1.02%	1.05%	1.16%	1.24%
net of reimbursement (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.63	% (f)	0.51%	0.53%	1.12%	1.23%	1.40%
Portfolio turnover rate	2.11	% (g)	24.02%	21.02%	7.38%	29.89%	25.45%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.00		$14.42	$11.78	$11.67	$11.39	$10.98
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.06		(0.05)	— (e)	0.04	0.04	0.07
Net gain (loss) from securities (both realized and unrealized)	0.04		(1.99)	2.68	0.18	0.39	0.54
Total from operations	0.10		(2.04)	2.68	0.22	0.43	0.61
Distributions to shareholders from:
Net investment income	(0.07)		(0.03)	(0.04)	(0.11)	(0.08)	(0.14)
Realized gains	(0.13)		(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.20)		(0.38)	(0.04)	(0.11)	(0.15)	(0.20)
Net Asset Value, End of Period	$11.90		$12.00	$14.42	$11.78	$11.67	$11.39
Total Return (b)	0.86%		(14.59)%	22.76%	1.90%	3.93%	5.57%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15		$13	$50	$231	$359	$492
Ratio of expenses to average net assets,
before reimbursement (c)	1.80	% (f)	1.76%	1.77%	1.80%	1.91%	1.99%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.89	% (f)	(0.37)%	(0.03)%	0.30%	0.37%	0.66%
Portfolio turnover rate	2.11	% (g)	24.02%	21.02%	7.38%	29.89%	25.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$12.38		$14.80	$12.03	$11.87	$11.53	$11.04
Gain (Loss) From Operations:
Net investment income (a)	0.12		0.12	0.11	0.16	0.17	0.19
Net gain (loss) from securities (both realized and unrealized)	0.06		(2.08)	2.77	0.18	0.38	0.55
Total from operations	0.18		(1.96)	2.88	0.34	0.55	0.74
Distributions to shareholders from:
Net investment income	(0.12)		(0.11)	(0.11)	(0.18)	(0.14)	(0.19)
Realized gains	(0.13)		(0.35)	—	—	(0.07)	(0.06)
Total distributions	(0.25)		(0.46)	(0.11)	(0.18)	(0.21)	(0.25)
Net Asset Value, End of Period	$12.31		$12.38	$14.80	$12.03	$11.87	$11.53
Total Return (b)	1.44%		(13.74)%	24.05%	2.88%	4.95%	6.71	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$145,696		$150,031	$175,019	$132,873	$112,597	$74,300
Ratio of expenses to average net assets,
before reimbursement (c)	0.80	% (f)	0.76%	0.77%	0.81%	0.91%	0.99%
net of reimbursement (c)	0.80	% (f)	0.76%	0.77%	0.79%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.81	% (f)	0.80%	0.78%	1.32%	1.47%	1.68%
Portfolio turnover rate	2.11	% (g)	24.02%	21.02%	7.38%	29.89%	25.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.67		$16.60	$12.64	$12.48	$12.05	$11.29
Gain (Loss) From Operations:
Net investment income (a)	0.08		0.06	0.05	0.12	0.13	0.15
Net gain (loss) from securities (both realized and unrealized)	0.21		(2.62)	3.95	0.22	0.42	0.79
Total from operations	0.29		(2.56)	4.00	0.34	0.55	0.94
Distributions to shareholders from:
Net investment income	(0.06)		(0.04)	(0.04)	(0.16)	(0.09)	(0.13)
Realized gains	(0.04)		(0.33)	—	(0.02)	(0.03)	(0.05)
Total distributions	(0.10)		(0.37)	(0.04)	(0.18)	(0.12)	(0.18)
Net Asset Value, End of Period	$13.86		$13.67	$16.60	$12.64	$12.48	$12.05
Total Return (b)	2.14%		(15.85)%	31.70%	2.68%	4.72%	8.29%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$658		$642	$618	$1,113	$737	$576
Ratio of expenses to average net assets,
before reimbursement (c)	1.08	% (e)	1.04%	1.06%	1.13%	1.25%	1.35%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.06	% (e)	0.36%	0.33%	1.00%	1.08%	1.27%
Portfolio turnover rate	0.00	% (f)	23.34%	17.29%	5.09%	27.81%	16.46%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.43		$16.39	$12.54	$12.33	$11.90	$11.19
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.02		(0.08)	(0.05)	0.02	0.04	0.06
Net gain (loss) from securities (both realized and unrealized)	0.21		(2.55)	3.90	0.21	0.42	0.78
Total from operations	0.23		(2.63)	3.85	0.23	0.46	0.84
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.08)
Realized gains	(0.04)		(0.33)	—	(0.02)	(0.03)	(0.05)
Total distributions	(0.04)		(0.33)	—	(0.02)	(0.03)	(0.13)
Net Asset Value, End of Period	$13.62		$13.43	$16.39	$12.54	$12.33	$11.90
Total Return (b)	1.72%		(16.44)%	30.70%	1.90%	3.91%	7.55%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$44		$43	$113	$93	$192	$184
Ratio of expenses to average net assets,
before reimbursement (c)	1.83	% (e)	1.79%	1.81%	1.88%	2.00%	2.10%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.31	% (e)	(0.47)%	(0.32)%	0.20%	0.30%	0.47%
Portfolio turnover rate	0.00	% (f)	23.34%	17.29%	5.09%	27.81%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.63		$16.55	$12.62		$12.48		$12.05	$11.26
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.09	0.09		0.15		0.16	0.18
Net gain (loss) from securities (both realized and unrealized)	0.22		(2.60)	3.94		0.20		0.41	0.80
Total from operations	0.31		(2.51)	4.03		0.35		0.57	0.98
Distributions to shareholders from:
Net investment income	(0.10)		(0.08)	(0.10)		(0.19)		(0.11)	(0.14)
Realized gains	(0.04)		(0.33)	—		(0.02)		(0.03)	(0.05)
Total distributions	(0.14)		(0.41)	(0.10)		(0.21)		(0.14)	(0.19)
Net Asset Value, End of Period	$13.80		$13.63	$16.55		$12.62		$12.48	$12.05
Total Return (b)	2.26%		(15.64)%	31.98	% (e)	2.75	% (e)	4.99%	8.70%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$94,336		$97,239	$110,388		$76,378		$58,568	$34,772
Ratio of expenses to average net assets,
before reimbursement (c)	0.83	% (f)	0.79%	0.81%		0.88%		1.00%	1.10%
net of reimbursement (c)	0.83	% (f)	0.79%	0.81%		0.83%		0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.22	% (f)	0.54%	0.64%		1.20%		1.37%	1.54%
Portfolio turnover rate	0.00	% (g)	23.34%	17.29%		5.09%		27.81%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$18.03	$13.38	$13.30	$12.84	$11.90
Gain (Loss) From Operations:
Net investment income (a)	0.07		0.06	0.05	0.11	0.12	0.14
Net gain (loss) from securities (both realized and unrealized)	0.43		(3.11)	4.83	0.37	0.44	1.01
Total from operations	0.50		(3.05)	4.88	0.48	0.56	1.15
Distributions to shareholders from:
Net investment income	(0.03)		(0.03)	(0.06)	(0.18)	(0.04)	(0.14)
Realized gains	(0.15)		(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.18)		(0.18)	(0.23)	(0.40)	(0.10)	(0.21)
Net Asset Value, End of Period	$15.12		$14.80	$18.03	$13.38	$13.30	$12.84
Total Return (b)	2.51%		(17.16)%	36.65%	3.53%	4.56%	9.68%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$259		$244	$138	$88	$84	$81
Ratio of expenses to average net assets,
before reimbursement (c)	1.18	% (e)	1.14%	1.25%	1.36%	1.45%	1.71%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.93	% (e)	0.37%	0.33%	0.87%	0.93%	1.12%
Portfolio turnover rate	0.00	% (f)	16.46%	17.27%	4.87%	46.78%	17.45%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.22		$17.43	$12.99	$12.93	$12.53	$11.61
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.02		(0.10)	(0.06)	0.01	0.02	0.04
Net gain (loss) from securities (both realized and unrealized)	0.44		(2.96)	4.67	0.36	0.44	0.99
Total from operations	0.46		(3.06)	4.61	0.37	0.46	1.03
Distributions to shareholders from:
Net investment income	—		—	—	(0.09)	—	(0.04)
Realized gains	(0.15)		(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.15)		(0.15)	(0.17)	(0.31)	(0.06)	(0.11)
Net Asset Value, End of Period	$14.53		$14.22	$17.43	$12.99	$12.93	$12.53
Total Return (b)	2.18%		(17.76)%	35.64%	2.74%	3.80%	8.89%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$237		$160	$293	$216	$178	$152
Ratio of expenses to average net assets,
before reimbursement (c)	1.93	% (e)	1.89%	2.00%	2.12%	2.20%	2.48%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.32	% (e)	(0.59)%	(0.41)%	0.11%	0.19%	0.31%
Portfolio turnover rate	0.00	% (f)	16.46%	17.27%	4.87%	46.78%	17.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.56		$17.75	$13.19	$13.12	$12.67	$11.73
Gain (Loss) From Operations:
Net investment income (a)	0.08		0.07	0.08	0.14	0.15	0.17
Net gain (loss) from securities (both realized and unrealized)	0.43		(3.04)	4.74	0.36	0.43	1.00
Total from operations	0.51		(2.97)	4.82	0.50	0.58	1.17
Distributions to shareholders from:
Net investment income	(0.07)		(0.07)	(0.09)	(0.21)	(0.07)	(0.16)
Realized gains	(0.15)		(0.15)	(0.17)	(0.22)	(0.06)	(0.07)
Total distributions	(0.22)		(0.22)	(0.26)	(0.43)	(0.13)	(0.23)
Net Asset Value, End of Period	$14.85		$14.56	$17.75	$13.19	$13.12	$12.67
Total Return (b)	2.65%		(17.01)%	36.79%	3.73%	4.86%	9.98%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$40,873		$39,135	$41,984	$25,976	21,610	15,889
Ratio of expenses to average net assets,
before reimbursement (c)	0.93	% (e)	0.89%	1.00%	1.11%	1.20%	1.48%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.83%	0.75%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.06	% (e)	0.41%	0.50%	1.05%	1.22%	1.37%
Portfolio turnover rate	0.00	% (f)	16.46%	17.27%	4.87%	46.78%	17.45%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed -end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,968,904	$—	$—	$9,968,904
Open End Fund	794,140	—	—	794,140
Short-Term Investment	41,807	—	—	41,807
Total	$10,804,851	$—	$—	$10,804,851

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$51,423,745	$—	$—	$51,423,745
Open End Fund	5,359,259	—	—	5,359,259
Short-Term Investment	1,097,015	—	—	1,097,015
Total	$57,880,019	$—	$—	$57,880,019

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$129,571,269	$—	$—	$129,571,269
Open End Fund	14,986,647	—	—	14,986,647
Short-Term Investment	2,462,251	—	—	2,462,251
Total	$147,020,167	$—	$—	$147,020,167

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,847,712	$—	$—	$83,847,712
Open End Fund	9,531,803	—	—	9,531,803
Short-Term Investment	1,746,757	—	—	1,746,757
Total	$95,126,272	$—	$—	$95,126,272

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$36,314,762	$—	$—	$36,314,762
Open End Fund	3,287,567	—	—	3,287,567
Short-Term Investment	1,765,920	—	—	1,765,920
Total	$41,368,249	$—	$—	$41,368,249

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020 through June 30, 2022 or expected to be taken in the Funds’ June 30, 2023 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$4,997	$585,204
Ladenburg Income & Growth Fund	1,665,295	268
Ladenburg Growth & Income Fund	3,098,769	9,412,343
Ladenburg Growth Fund	60,618	5,039,212
Ladenburg Aggressive Growth Fund	20,485	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2022, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$28,445
Ladenburg Income & Growth Fund	144,453
Ladenburg Growth & Income Fund	374,746
Ladenburg Growth Fund	248,018
Ladenburg Aggressive Growth Fund	104,524

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2023, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2022, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$37,346
Ladenburg Income & Growth Fund	6,804
Ladenburg Growth & Income Fund	308
Ladenburg Growth Fund	296
Ladenburg Aggressive Growth Fund	17,740

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2022, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$71,489	$76,801	$74,976	$223,266
Ladenburg Income & Growth Fund	42,325	14,491	1,115	57,931
Ladenburg Growth & Income Fund	20,324	425	158	20,907
Ladenburg Growth Fund	35,935	471	295	36,701
Ladenburg Aggressive Growth Fund	67,536	49,950	18,916	136,402

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2022, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$509	$78
Ladenburg Income & Growth Fund	1,396	239
Ladenburg Growth & Income Fund	1,492	73
Ladenburg Growth Fund	848	224
Ladenburg Aggressive Growth Fund	325	1,103

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2022, the Distributor received $4,816, $3,231, $2,237, $1,984 and $519 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $655, $339, $354, $311, and $76 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2022.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2022, National Financial Services held 75.22%, 77.00%, 75.98%, 76.06% and 75.93% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$11,769,584	$283,992	$(1,248,725)	$(964,733)
Ladenburg Income & Growth Fund	58,166,104	3,923,403	(4,209,488)	(286,085)
Ladenburg Growth & Income Fund	138,232,595	15,063,037	(6,275,465)	8,787,572
Ladenburg Growth Fund	85,827,239	10,296,906	(997,873)	9,299,033
Ladenburg Aggressive Growth Fund	37,537,014	4,020,290	(189,055)	3,831,235

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 was as follows:

For the Year Ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$184,515	$618,936	$—	$803,451
Ladenburg Income & Growth Fund	647,134	574,083	—	1,221,217
Ladenburg Growth & Income Fund	1,384,793	4,307,018	—	5,691,811
Ladenburg Growth Fund	569,721	2,304,444	—	2,874,165
Ladenburg Aggressive Growth Fund	215,297	314,274	—	529,571

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$165,380	$19,728	$—	$185,108
Ladenburg Income & Growth Fund	530,072	47,968	—	578,040
Ladenburg Growth & Income Fund	1,232,481	84,667	—	1,317,148
Ladenburg Growth Fund	615,211	—	—	615,211
Ladenburg Aggressive Growth Fund	185,540	349,810	—	535,350

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

As of June 30, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$—	$—	$(91,185)	$—	$—	$(754,777)	$(845,962)
Ladenburg Income & Growth Fund	8,340	518,707	—	—	—	117,277	644,324
Ladenburg Growth & Income Fund	27,423	193,521	—	—	—	9,227,660	9,448,604
Ladenburg Growth Fund	28,047	—	(566,177)	—	—	8,786,670	8,248,540
Ladenburg Aggressive Growth Fund	—	—	—	(158,069)	—	3,100,421	2,942,352

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of, as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$91,185
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	566,177
Ladenburg Aggressive Growth Fund	—

At June 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$—	$—	$—	$—
Ladenburg Income & Growth Fund	—	—	—	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	158,069	—	158,069	—

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2022, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ladenburg Income Fund	$1,180	$(1,180)
Ladenburg Income & Growth Fund	96,956	(96,956)
Ladenburg Growth & Income Fund	328,516	(328,516)
Ladenburg Growth Fund	123,412	(123,412)
Ladenburg Aggressive Growth Fund	26,854	(26,854)

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Value ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (and Schwab U.S. Large-Cap Value ETF, collectively, the “Securities”). The Funds may redeem their investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2022, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large -Cap Value ETF was 27.3% and 27.3%, respectively. As of December 31, 2022, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 25.1%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2022

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2022 and held through December 31, 2022.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front -end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending Account	Expenses Paid	Ending Account
	Annualized	Account Value	Value	During	Value	Expenses Paid
Class A	Expense Ratio	07/01/22	12/31/22	Period*	12/31/22	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$995.70	$5.03	$1,020.16	$5.09
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,004.70	$5.05	$1,020.16	$5.09
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,013.40	$5.08	$1,020.16	$5.09
Ladenburg Growth Fund	1.00%	$1,000.00	$1,021.40	$5.10	$1,020.16	$5.09
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,025.10	$5.10	$1,020.16	$5.09

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$991.80	$8.79	$1,016.38	$8.89
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,001.10	$8.83	$1,016.38	$8.89
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,008.60	$8.86	$1,016.38	$8.89
Ladenburg Growth Fund	1.75%	$1,000.00	$1,017.20	$8.90	$1,016.38	$8.89
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,021.80	$8.92	$1,016.38	$8.89

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$996.90	$4.28	$1,020.92	$4.33
Ladenburg Income & Growth Fund	0.83%	$1,000.00	$1,005.10	$4.35	$1,020.87	$4.38
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,014.40	$4.07	$1,021.16	$4.08
Ladenburg Growth Fund	0.78%	$1,000.00	$1,022.60	$4.24	$1,021.01	$4.24
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,026.50	$4.34	$1,020.92	$4.33

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 31, 2022 (184) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2022

FOREIGN TAX CREDIT (UNAUDITED)

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended June 30, 2022 and June 30, 2021, were as follows:

For Fiscal Year Ended
6/30/2022	Foreign Taxes Paid	Foreign Source Income
Ladenburg Income Fund	$0.0003	$0.0040
Ladenburg Income & Growth Fund	0.0003	0.0043
Ladenburg Growth & Income Fund	0.0004	0.0047
Ladenburg Growth Fund	0.0006	0.0079
Ladenburg Aggressive Growth Fund	0.0009	0.0105

For Fiscal Year Ended
6/30/2021	Foreign Taxes Paid	Foreign Source Income
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	0.0006	0.0046
Ladenburg Growth & Income Fund	0.0006	0.0049
Ladenburg Growth Fund	0.0010	0.0081
Ladenburg Aggressive Growth Fund	0.0016	0.0145

Ladenburg Thalmann Asset Management. Inc. -Adviser to Ladenburg Aggressive Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Income & Growth Fund & Ladenburg Income Fund*

In connection with the regular meeting held on December 14-15, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (the “Adviser”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”) (each a “Fund” and collectively the “Funds”). In considering the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was established in 1982 and was part of the Advisor Group, a network of independent wealth management firms. They noted that the Adviser managed approximately $3.7 billion in assets for individuals, families, foundations, endowments, retirement plans, and profit-sharing plans providing financial services and wealth management advice. The Board discussed the background of the key personnel servicing the Funds, taking into consideration their education and financial industry experience. They noted that the Adviser’s investment committee and research teams supported the portfolio manager with research and due diligence on the macro-economy and ETFs used in the Funds. They commented on the Adviser’s methods for monitoring each Fund’s compliance with its investment limitations. The Board discussed the Adviser’s use of its affiliated broker-dealer to execute trades. They noted that the Adviser used an independent third-party provider to provide best execution analysis and such service provider produced detailed reports verifying whether trades were executed within reasonable boundaries of best bids and offers. The Board confirmed that there were no material compliance or litigation issues that had not been reported by the Adviser. Based on the Adviser’s breadth of research and technology resources and experience, the Board determined that the Adviser would continue to provide high quality services to the Funds.

Performance.

Ladenburg Aggressive. The Board noted the Fund’s objective of maximizing long-term growth of capital and noted that the Fund received a five-star Morningstar rating. They reported that the Fund had outperformed the peer group median over the one-year, , five-year and since inception periods. The Board further noted that the Fund outperformed the category median over the one-year, three-year and five-year periods. The Fund performed in line with the peer group median in three-year and category median since inception. The Board noted that the Fund’s Sharpe and Sortino ratio ranked in the first quartile over the one-year, three-year and five-year periods. The Board concluded that the Adviser was managing the Fund according to its stated objective and strategy as disclosed in the prospectus.

Ladenburg Growth. The Board noted the Fund’s objective of seeking long-term growth of capital. The Board noted that the Fund returned +6.47% since inception, underperforming the benchmark index and category median. They observed that the Fund slightly outperformed the category median over the one-year, three-year and five- year periods. The Board reviewed the Fund’s risk metrics, noting that the Fund’s standard deviation ranked in the top two quartiles over the five-year and since inception periods. They acknowledged that the Adviser operated the Fund consistent with its prospectus and had delivered acceptable returns based on the strategy.

Ladenburg Growth & Income. The Board noted the Fund’s objective of seeking long-term growth of capital with a secondary objective of producing current income and that the Fund received a two-star Morningstar rating. They observed that the Fund underperformed the category and peer group median over all time periods, except the one-year period where it outperformed the category median. The Board reviewed the Fund’s risk metrics, noting that the Fund’s standard deviation ranked in the top two quartiles over all periods presented, except the one-year period. They concluded that returns were acceptable based on the strategy.

Ladenburg Income & Growth. The Board considered the Fund’s investment objective, noting that the Fund sought to provide income and capital preservation with a secondary objective of capital growth. They noted that the Fund received a three-star Morningstar rating. The Board discussed the Fund’s performance, noting that the Fund underperformed the peer group and category medians over the periods presented. They noted that despite the Fund’s underperformance it had presented positive returns of 3.62% over the since inception period. They also considered the Adviser’s assertion that the Fund’s allocation of investments to an alternative funds detracted from performance. The Board agreed that Fund operated consistent with its stated investment objective and performance was acceptable.

Ladenburg Income. The Board noted the Fund’s objective and its two-star Morningstar rating. They noted that capital preservation was an important aspect of the Fund’s investment objective. The Board reviewed the Fund’s performance, acknowledging that the Fund underperformed its peer group median and category median over all time periods presented. They discussed the Adviser’s assertion that underperformance was due to the Fund’s defensive positions taken in response to market volatility. The Board agreed that given the nature of the Fund’s investment objective and the Adviser’s adherence to the Fund’s strategy, the Fund’s performance was not unreasonable.

Fees and Expenses. The Board reviewed the advisory fee paid by each Fund, noting that the Adviser charged 0.50% for advisory services to each Fund. They compared each Fund’s net expense ratio and advisory fee to each Fund’s Morningstar category and peer group, noting that each Fund’s advisory fee and expense ratio were in the range of each Fund’s category and peer group. The Board considered each advisory fee in light of the services provided by the Adviser and the fees charged to similar accounts and concluded that the advisory fee charged to each Fund was not unreasonable. They discussed the expense limitation agreements in place and the Adviser’s intent to renew each agreement.

Profitability. The Board discussed the profitability analysis provided by the Adviser in connection with the investment advisory services provided to each Fund. They observed that the Adviser earned a profit in connection with each Fund, with exception of Ladenburg Income. They considered the brokerage fees earned by the Adviser’s affiliate. The Board agreed that the profits realized from each Fund (where applicable) were not excessive in terms of actual dollars paid and the percentage. The Trusteed concluded that Adviser was not realizing excessive profits in relation to each of the Funds.

Economies of Scale. The Board considered the size of each Fund and noted each Fund’s fees. They commented on and agreed with the Adviser’s assertion that breakpoints were not necessary at this time. They noted, however, the Adviser’s willingness to discuss economies as the size of the Funds increase. The Board reached a consensus that material economies of scale had not yet been reached by the Adviser.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of each of the Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/10/23

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/10/23